Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Summary of Significant Accounting Policies (Textual)
Antidilutive securities excluded from computation of earnings per share, shares	117,000	13,000	200,000	300,000	4,800,000
Foreign currency transactions				$ (127,000)	$ 229,000
Property and equipment useful life				5 years